Significant Accounting Policies (Detail)	12 Months Ended
Nov. 30, 2021
Declining Balance | Computer software
Declining Balance Depreciation Rate	50.00%
Computer Equipment | Declining Balance
Declining Balance Depreciation Rate	30.00%
Furniture and Fixtures | Declining Balance
Declining Balance Depreciation Rate	20.00%
Laboratory Equipment | Declining Balance
Declining Balance Depreciation Rate	20.00%
Leasehold Improvements | Straight Line
Leasehold Improvements	Over term of lease